Investments in Associates - Gelesis (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of associates [Line Items]
Non-current assets	$ 575,645	$ 772,333
Current assets	414,348	168,845
Non-current liabilities	155,531	151,579
Current liabilities	180,924	139,201
Share of associate loss allocated to long-term interest	23,006
Investments in associates	0	10,642	$ 0	$ 0
Revenue	11,768	9,807	20,748
Total comprehensive income/(loss) for the year	$ 5,037	$ 366,055	$ (70,899)
Gelesis [Member]
Disclosure of associates [Line Items]
Proportion of ownership interest in associate	47.90%	49.30%
Non-current assets	$ 372,184	$ 369,336
Current assets	92,875	40,079
Non-current liabilities	(133,743)	(82,406)
Current liabilities	(300,748)	(216,852)
Non controlling interests and options issued to third parties	(6,577)	(1,542)
Net assets attributable to shareholders	23,989	108,615
Group's share of net assets	11,481	53,580
Goodwill	8,216	0
Impairment of investment	(42,702)	(42,938)
Share of associate loss allocated to long-term interest	23,006	0
Investments in associates	0	10,642
Revenue	21,442	0
Income/(loss) from continuing operations (100%)	(71,157)	74,573
Total comprehensive income/(loss) for the year	(70,178)	74,573
Group's share in income/(loss) from continuing operations	(34,117)	37,136
Group's share of total comprehensive income/(loss)	$ (33,648)	$ 37,136